SUBSEQUENT EVENTS	3 Months Ended
Mar. 31, 2012
Notes to Financial Statements
SUBSEQUENT EVENTS

On April 3, 2012 The Company entered into an agreement with one of its vendors, whereby the vendor will provide services valued at $15,000 in exchange for 150,000 shares of contingently issuable Restricted Class A Common Stock at $0.10 per share.

On April 30, 2012, the Company received its first order and payment for 20 units of its BrioWave product, for a total sale price of $10,000. Delivery of the product will take place within the next several months as the product is available.